Intangible Assets - Schedule of Amortization Expenses are Presented Under Research and Development Expenses (Details) - Gross carrying amount [member] - Rsearch and Development [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Amortization Expenses are Presented Under Research and Development Expenses [Line Items]
Balance at beginning	$ 10,984	$ 119,310
Balance ending	97,372	108,326
Accumulated depreciation	$ (10,954)	$ (10,984)